Investments in Affiliates - Additional Information (Detail)	12 Months Ended		1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended												1 Months Ended					12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($) Property Room	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Pullman Bercy, Paris USD ($)	Sep. 30, 2011 Pullman Bercy, Paris EUR (€) Room	Sep. 30, 2011 Limited Partner	Jul. 22, 2010 Le Meridien Piccadilly Room	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 Asian Joint Venture USD ($) Year	Jun. 27, 2011 European Joint Venture EUR (€)	Dec. 31, 2011 European Joint Venture USD ($)	Dec. 31, 2011 European Joint Venture EUR (€)	Dec. 31, 2010 European Joint Venture USD ($)	Dec. 31, 2009 European Joint Venture USD ($)	Dec. 31, 2011 European Joint Venture Fund I USD ($)	Dec. 31, 2011 European Joint Venture Fund I EUR (€)	Dec. 31, 2011 European Joint Venture Fund II USD ($)	Dec. 31, 2011 European Joint Venture Fund II EUR (€)	Dec. 31, 2011 European Joint Venture Forward currency purchase contracts USD ($) Contract	Dec. 31, 2010 European Joint Venture Forward currency purchase contracts USD ($)	Jun. 27, 2011 European Joint Venture Prior Agreement	Jun. 27, 2011 European Joint Venture After Amendment	Jun. 27, 2011 European Joint Venture Le Meridien Piccadilly USD ($)	Jun. 27, 2011 European Joint Venture Le Meridien Piccadilly GBP (£)	Dec. 31, 2011 European Joint Venture 2013 Senior Notes Hotel	Dec. 31, 2010 European Joint Venture 2013 Senior Notes Group Seven EUR (€)	Dec. 31, 2010 European Joint Venture 2013 Senior Notes Group Eight GBP (£)	Dec. 31, 2010 European Joint Venture 2013 Senior Notes Group Nine EUR (€) Contract	Dec. 31, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. EUR (€)	Jun. 28, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly USD ($)	Jun. 28, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly GBP (£)	Sep. 30, 2011 Tiburon Golf Ventures LP USD ($)	Dec. 31, 2010 Tiburon Golf Ventures LP USD ($)
Schedule of Investments [Line Items]
Host's general partner interest											0.10%					32.10%	32.10%	33.40%	33.40%
Aggregate size of Euro JV												$ 1,700,000,000	€ 1,300,000,000
Investment in joint venture	197,000,000	148,000,000					197,000,000	148,000,000								141,000,000	109,000,000	41,000,000	31,000,000											182,000,000	140,000,000				14,000,000
Management fees												11,000,000		5,000,000	6,000,000
Partners contribution													487,000,000
Percentage of total equity commitment funded												90.00%	90.00%
Host's limited partner interest											33.30%
Fund target size, new equity											450,000,000
Fund investment potential											1,000,000,000
Property transfer price																								102,000,000	64,000,000							102,000,000	64,000,000
Mortgage debt assumed				52,600,000																				52,000,000	32,000,000							52,000,000	32,000,000
Term of joint venture																						2016	2021
Extensions subject to partner approval											Two one-year extensions
Number of rooms	1,750		396	396		266
Acquisition purchase price				96,000,000
Acquisition costs	5,000,000	8,000,000		6,000,000
Cash contribution for acquisition			20,000,000	15,000,000			13,300,000			53,000,000
Renovation cost				9,000,000
Mortgage debt principal	1,018,000,000	945,000,000											786,000,000														341,000,000	32,000,000	53,000,000
Number of hotels																										6
Number of renewal options																													2
Extension period																													1 year
Foreign currency forward purchase contract																				5
Hedged amount of our net investment in the European joint venture												140,000,000	100,000,000
Change in fair value of derivative instruments							1,000,000	5,000,000	(4,000,000)											2,000,000	5,000,000
Value of forward contracts																				9,000,000
Equity investment, percentage ownership acquired					100.00%					25.00%																								51.00%	49.00%
Initial term of entity										7
Commitment amount to acquire a 36% interest of a joint venture	65,000,000
Equity investment, percentage ownership acquired	36.00%
Number of properties to be developed with Accor and InterGlobe with agreement	7
Period in which first two hotel is expected to open	March 2012
Equity investment acquired																																		$ 11,000,000